Components of other comprehensive loss (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Actuarial loss on defined benefit plan:
Actuarial loss on obligation		₨ (5,047)	₨ (8,873)	₨ (9,758)
Income tax expense		187	733	355
Total	$ (75)	(4,860)	(8,140)	(9,403)
Foreign currency translation:
Foreign currency translation differences		(9,879)	44,997	(18,615)
Other comprehensive income, net of tax, exchange differences on translation	$ (152)	₨ (9,879)	₨ 44,997	₨ (18,615)